SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP"), followed on a consistent basis.

a.	Use of estimates:

The preparation of consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. On an ongoing basis, the Company's management evaluates estimates, including those related to fair values and useful lives of intangible assets, tax assets and liabilities, fair values of stock-based awards, certain financial instruments classified as liabilities, as well as in estimates used in applying the revenue recognition policy related to separation of multiple elements. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

b.	Financial statements in U.S. dollars ("dollars"):

A majority of the revenues of the Company and of certain of its subsidiaries is generated in dollars. In addition, a substantial portion of the Company's and certain subsidiaries' costs are denominated in dollars. Accordingly, the Company's management has determined that the dollar is the currency in the primary economic environment in which those companies operate.

Thus, the functional and reporting currency of those companies is the dollar. Accordingly, monetary amounts denominated in a currency other than the functional currency are re-measured into the functional currency in accordance with ASC 830, "Foreign Currency Matters," while all transaction gains and losses of the re-measured monetary balance sheet items are reflected in the statements of operations as financial income or expenses, as appropriate.

The financial statements of the Israeli and other foreign subsidiaries, whose functional currency is determined to be their local currency, have been translated into dollars. All balance sheet accounts have been translated using the exchange rates in effect at the balance sheet date. Statement of operations amounts have been translated using the average exchange rate for the applicable year. The resulting translation adjustments are reported as a component of shareholders' equity accumulated other comprehensive loss.

c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. Intercompany balances and transactions have been eliminated in consolidation.

d.	Cash equivalents:

Cash equivalents are short-term highly liquid investments that are readily convertible to cash, with original maturities of three months or less, when purchased.

e.	Restricted cash:

Restricted cash is primarily invested in highly liquid deposits. These deposits are used as security for rented premises and for leased equipment and forward transactions.

f.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method, over the estimated useful lives of the assets, at the following annual rates:

%

Computers and peripheral equipment	20 - 33 (mainly 33)
Office furniture and equipment	10 - 20 (mainly 15)
Leasehold improvements	Over the shorter of the related lease period or the life of the asset

The Company's long-lived assets are reviewed for impairment in accordance with ASC 360-10-35, "Property, Plant, and Equipment- Subsequent Measurement," whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset (or an asset group) to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. In 2011, 2010 and 2009, no impairment losses were identified.

As required by ASC 820, "Fair Value Measurements", the Company would apply assumptions that marketplace participants would consider in determining the fair value of long-lived assets (or asset groups).

g.	Goodwill and other intangible assets:

Goodwill and certain other purchased intangible assets have been recorded as a result of business acquisitions. Goodwill represents the excess of the purchase price in a business combination over the fair value of net tangible and intangible assets acquired. Goodwill is not amortized, but rather is subject to an annual impairment test at the reporting unit level. The Company performs an annual impairment test during the fourth quarter of each fiscal year, or more frequently if impairment indicators are present. The Company operates in one operating segment and this segment comprises its only reporting unit.

ASC 350, "Intangibles - Goodwill and Other", prescribes a two-phase process for impairment testing of goodwill. The first phase screens for impairment, while the second phase (if necessary) measures impairment. Goodwill impairment is deemed to exist if the net book value of a reporting unit exceeds its estimated fair value. The Company compares its market capitalization to its carrying amount, including goodwill. A significant decrease in its stock price could indicate a material impairment of goodwill which, after further analysis, could result in a material charge to operations. If goodwill is considered impaired, the impairment loss to be recognized is measured by the amount by which the carrying amount of the goodwill exceeds the implied fair value of that goodwill. In 2011, 2010 and 2009, no impairment losses were identified.

The intangible assets of the Company are considered to have an indefinite useful life and are amortized over their estimated useful lives of 5 years. Intangible assets consist of core technology and acquired customer relationships both of which are amortized over their estimated useful lives in proportion to the economic benefits realized. This accounting policy results in accelerated amortization of such assets as compared to the straight-line method.

According to ASC 360 "Property, Plant and Equipment", the carrying amount of these assets to be held and used is reviewed whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Recoverability of these assets is measured by comparison of the carrying amount of each asset (or asset group) to the future undiscounted cash flows the asset (or asset group) is expected to generate. If the asset is considered to be impaired, the amount of any impairment is measured as the difference between the carrying value and the fair value of the impaired asset. During 2009, 2010 and 2011, no impairment losses were identified.

In determining the fair values of long-lived assets for purpose of measuring impairment, the Company's assumptions include those that market participants will consider in valuations of similar assets.

h.	Business Combinations:

The Company accounted for business combination in accordance with ASC No. 805, "Business Combinations". ASC 805 requires recognition of assets acquired, liabilities assumed, and any non-controlling interest at the acquisition date, measured at their fair values as of that date. Any excess of the fair value of net assets acquired over purchase price and any subsequent changes in estimated contingencies are to be recorded in earnings. In addition, changes in valuation allowance related to acquired deferred tax assets and in acquired income tax position are to be recognized in earnings.

Acquisition related costs are expensed to the statement of operations in the period incurred.

i.	Research and development costs:

Research and development costs incurred in the process of software development before establishment of technological feasibility are charged to expenses as incurred. Costs incurred subsequent to the establishment of technological feasibility are capitalized according to the principles set forth in ASC 985-20, "Costs of Software to Be Sold, Leased, or Marketed". During 2009, $378 research and development costs were capitalized and during 2010 and 2011 no research and development costs were capitalized.

Based on the Company's product development process, technological feasibility is established upon completion of a detailed program design or working model, depending on the product line.

Capitalized software costs are amortized on a product by product basis. Amortization equals the greater of the amount computed using the: (1) ratio that current gross revenues for a product bear to the total of current and anticipated future gross revenues from sales of the product, or (2) the straight-line method over the estimated economic life of the product.

At each balance sheet date, the unamortized capitalized costs of the software products are compared to the net realizable value of the product. If the unamortized capitalized costs exceed the net realizable value of that product, such excess is written off. The net realizable value is calculated as the estimated future gross revenues from the product reduced by the estimated future costs of completing and disposing of that product, including the costs of performing maintenance and customer support required to satisfy the Company's responsibility set forth at the time of sale. Management estimated the economic life of its product to be three years. In 2011, 2010 and 2009, no impairment losses were identified.

j.	Income taxes:

The Company accounts for income taxes and uncertain tax positions in accordance with ASC 740, "Income Taxes". ASC 740 prescribes the use of the liability method, whereby deferred tax asset and liability account balances are determined based on temporary differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to amounts more likely than not to be realized (see Note13).

Deferred tax liabilities and assets are classified as current or non-current based on the classification of the related asset or liability for financial reporting, or according to the expected reversal dates of the specific temporary differences if not related to an asset or liability for financial reporting.

ASC 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. The Company accrues interest and penalties related to unrecognized tax benefits in its taxes on income.

k.	Advertising expenses:

Advertising expenses are expensed as incurred. Advertising expenses for the years ended December 31, 2011, 2010 and 2009 amounted to $ 69, $ 47 and $ 46, respectively.

l.	Revenue recognition:

The Company generates revenues mainly from license fees and sub-license fees for the right to use its software products and maintenance, support, consulting and training services. The Company sells licenses to its products primarily through its direct sales force and indirectly through distributors, original equipment manufacturers ("OEMs") and Value Added Resellers ("VARs"). Both the customers and the distributors, OEMs or VARs are considered to be end users. The Company is also entitled to royalties from some distributors, OEMs and VARs upon the sublicensing of the software to end users.

The Company accounts for software sales in accordance with ASC 985-605, "Software Revenue Recognition".

Revenue from license fees and services are recognized when persuasive evidence of an arrangement exists, delivery of the product has occurred or the services have been rendered, the fee is fixed or determinable and collectability is probable. The Company does not grant a right of return to its customers.

As required by ASC 985-605, the Company determines the value of the software component of its multiple-element arrangements using the residual method when vendor specific objective evidence ("VSOE") of fair value exists for all the undelivered elements of the support and maintenance agreements or services included. VSOE is based on the price charged when an element is sold separately or renewed. Under the residual method, the fair value of the undelivered elements is deferred and the remaining portion of the arrangement fee is allocated to the delivered elements and is recognized as revenue.

Software updates and maintenance provide customers with rights to unspecified software product upgrades released during the term of the agreement. Support services grant the Company's customers telephone access to technical support personnel during the term of the service. The Company recognizes revenues from software updates, maintenance and support services ratably over the term of the agreement.

Arrangements for the sale of software products that include consulting and training services are evaluated to determine whether those services are essential to the functionality of other elements of the arrangement. The Company determined that these services are not considered essential to the functionality of other elements of the arrangement; therefore, these revenues are recognized as a separate element of the arrangement.

Revenues from royalties are recognized according to quarterly royalty reports received from certain OEM's. Royalties are received from customers who embedded the Company's products in their own products and the Company is entitled to a percentage of the OEM's revenue from the combined product.

Service revenues are recognized as the services are performed.

Deferred revenues include unearned amounts received under maintenance and support contracts and amounts received from customers under license agreements but not recognized as revenues.

m.	Cost of Revenues:

Cost of software licenses is comprised mainly of amortization of technology acquired.

Cost of maintenance and services is comprised of post-sale customer support.

n.	Concentrations of credit risks:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, restricted cash and trade receivables.

Cash and cash equivalents and restricted cash are invested in major banks in Israel, United States, Europe and Hong Kong. Such deposits in the United States may be in excess of insured limits and are not insured in other jurisdictions. Generally these deposits may be redeemed upon demand and, therefore, bear low risk.

The Company's trade receivables are mainly derived from sales to customers located primarily in the United States, the Far East, Europe and Israel. The Company performs ongoing credit evaluations of its customers and, through December 31, 2011, has not experienced any material losses. An allowance for doubtful accounts is determined with respect to those amounts that the Company has determined to be doubtful of collection. There were no bad debt expenses or write offs recorded for the years ended December 31, 2011, 2010 and 2009.

o.	Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC 718, "Compensation - Stock Compensation". ASC 718 is applicable for stock-based awards exchanged for employee services and in certain circumstances for nonemployee directors. Pursuant to ASC 718, stock-based compensation cost is measured at the grant date, based on the fair value of the award, and is recognized as expense over the requisite service period. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

The Company selected the Black-Scholes option pricing model as the most appropriate fair value method for its stock-options awards.

The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term. Expected volatility was calculated based upon actual historical stock price movements over the most recent periods ending on the grant date, equal to the expected option term. Expected term is calculated based on the simplified method as adequate historical experience is not available to provide a reasonable estimate.  The simplified method will continue to apply until enough historical experience is available to provide a reasonable estimate of the expected term. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term to the expected life of the options. Historically the Company has not paid dividends and in addition has no foreseeable plans to pay dividends, and therefore use an expected dividend yield of zero in the option pricing model.

The fair value for options granted in 2011, 2010 and 2009 is estimated at the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	2011	2010	2009

Dividend yield	0%	0%	0%
Expected volatility	129%	127%	115%
Risk-free interest	1.03%	1.84%	3.05%
Expected life (in years)	4	4	4

The Company recognizes compensation expenses for the value of its awards based on the straight-line method over the requisite service period of each of the awards, net of estimated forfeitures. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

p.	Derivatives and hedging:

The Company accounts for derivatives and hedging based on ASC No. 815, Derivatives and Hedgings". ASC No. 815 requires the Company to recognize all derivatives on the balance sheet at fair value. The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship.

According to ASC No. 815, for derivative instruments that are designated and qualify as hedging instruments, the Company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge, or a hedge of a net investment in a foreign operation. If the derivatives meet the definition of a hedge and are so designated, depending on the nature of the hedge, changes in the fair value of such derivatives will either be offset against the change in fair value of the hedged assets, liabilities, or firm commitments through earnings, or recognized in other comprehensive income until the hedged item is recognized in earnings. The ineffective portion of a derivative's change in fair value is recognized in earnings.

During 2011, the Company entered into forward and option contracts to hedge against the risk of overall changes in future cash flow from payments of payroll and related expenses denominated in Israeli Shekels. These contracts did not meet the requirement for cash flow hedge accounting and as such gains/losses are recognized in "financial income, net". As of December 31, 2011, the Company had outstanding forward contracts in the notional amount of $173 and outstanding cylinder contracts in the amount of $1,581. The Company measured the fair value of the contracts in accordance with ASC 820 and is classified as level 2. Net losses recognized in "financial income, net" during 2011 were $125.

q.	Basic and diluted net loss per share:

Basic and diluted loss per Ordinary share are presented in conformity with ASC 260 "Earnings Per Share", for all years presented. Basic loss per Ordinary share is computed by dividing the net loss for each reporting period by the weighted average number of Ordinary shares outstanding during the period. Diluted loss per Ordinary share is computed by dividing the net loss for each reporting period by the weighted average number of Ordinary shares outstanding during the period plus any additional Ordinary shares that would have been outstanding if potentially dilutive securities had been exercised during the period, calculated under the treasury stock method.

As of December 31, 2011, 2010 and 2009 all outstanding options and warrants were excluded from computation of diluted loss per share since they were anti-dilutive.

r.	Severance pay:

The Company's liability for severance pay for all employees located in Israel is calculated pursuant to Israel's Severance Pay Law based on the employees' most recent salary multiplied by the number of years of employment, as of the balance sheet date. Upon termination by the Company, or other circumstances under the Severance Pay Law, Israeli employees are entitled to one month's salary for each year of employment or a portion thereof. The Company's liability for all of its Israeli employees is fully provided by monthly deposits with severance pay fund, insurance policies and by an accrual.

The deposited funds include profits or losses accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the employee's obligation pursuant to Israel's Severance Pay Law or employment agreements. The value of these policies is recorded as an asset in the Company's balance sheets.

Severance pay expense for the years ended December 31, 2011, 2010 and 2009 amounted to $ 296, $ 185 and $ 175, respectively.

s.	Fair value of financial instruments:

The carrying amounts of cash and cash equivalents, restricted cash, trade receivables, trade payables, employees and payroll accruals, accrued expenses and other liabilities including long-term loans approximate their fair values due to the short-term maturity of these instruments.

The Company accounts for certain liabilities at fair value under ASC 820, "Fair Value Measurements and Disclosures". ASC 820 defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date ("exit price"). When determining the fair value measurements for assets and liabilities required to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and consider assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions, and risk of nonperformance.

ASC 820 establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1-	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2-	Include other inputs that are directly or indirectly observable in the marketplace.

Level 3-	Unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

t.	Liabilities presented at fair value:

Effective January 2009, the Company adopted the amendment to ASC 815-40, "Contracts in Entity's Own Equity". As a result of the adoption, some of the Company's warrants that included anti-dilution price protection, were reclassified from shareholders' equity to liability and are marked to market at each reporting date. In addition, the conversion embedded feature of the convertible debt was bifurcated and accounted as a derivative under ASC 815 and is marked to market at each reporting date.

The cumulative effect of this pronouncement resulted in a decrease to accumulated deficit on January 1, 2009 of $ 2,795, consisting of (i) $ 1,284 due to previously granted warrants, (ii) $ 636 due to bifurcation of conversion embedded feature of the convertible debt, and (iii) $ 875 as a result of cancellation of previously recognized beneficial conversion feature related to the convertible debt.

The cumulative effect of this pronouncement resulted in a decrease to additional paid-in capital on January 1, 2009 of $ 3,117, consisting of (i) $ 1,304 due to previously granted warrants, (ii) $ 730 due to bifurcation of a conversion embedded feature of the convertible debt, and (iii) $ 1,083 as a result of cancellation of a previously recognized beneficial conversion feature related to the convertible debt

u.	Comprehensive income:

The Company accounts for comprehensive income in accordance with ASC 220, "Comprehensive Income". This statement establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its only item of other comprehensive income relates to foreign currency translation adjustment.

v.	Impact of recently issued accounting standards:

In June 2011, the Financial Accounting Standards Board ("FASB") issued guidance changed the requirement for presenting "Comprehensive Income" in the consolidated financial statements. The update requires an entity to present the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. According to the guidance,  the currently available option to disclose the components of other comprehensive income within the statement of stockholders' equity will no longer be available. The update is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and should be applied retrospectively. The adoption of the standard will have no impact on the Company's financial position or results of operations, but will result in a change in the presentation of the basic consolidated financial statements.  The Company is still evaluating whether to present other comprehensive income in a single continuous statement of comprehensive income or in two separate but consecutive statements.

In September 2011, the FASB also amended the guidance on the annual testing of goodwill for impairment. The amended guidance will allow companies to assess qualitative factors to determine if it is more likely than not that goodwill might be impaired and whether it is necessary to perform the two-step goodwill impairment test required under current accounting standards. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted. The adoption of this guidance is not expected to have a material impact on the Company's financial statements.